Loans and Accounts Receivable at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2021
Loans and Accounts Receivable at Amortized Cost (Tables) [Line Items]
Schedule of loan portfolio composition
	Assets before allowances				ECL allowance (*)
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net Assets
As of December 31, 2021	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Interbank loans	428	-	-	428	-	-	-	-	428
Commercial loans	11,605,779	1,320,691	794,211	13,720,681	63,889	90,253	331,548	485,690	13,234,991
Foreign trade loans	1,450,323	66,029	18,440	1,534,792	9,136	2,519	12,179	23,834	1,510,958
Checking accounts debtors	75,454	17,752	9,155	102,361	1,120	1,003	7,131	9,254	93,107
Factoring transactions	662,800	12,385	3,317	678,502	2,641	492	2,289	5,422	673,080
Student loans	43,002	4,413	8,599	56,014	1,046	590	5,821	7,457	48,557
Leasing transactions	1,060,573	212,718	64,407	1,337,698	8,266	19,438	28,257	55,961	1,281,737
Other loans and account receivable	195,503	10,538	17,124	223,165	2,551	1,694	11,502	15,747	207,418
Subtotal	15,093,862	1,644,526	915,253	17,653,641	88,649	115,989	398,727	603,365	17,050,276

Mortgage loans
Loans with mortgage finance bonds	3,714	347	240	4,301	5	7	39	51	4,250
Endorsable mortgage mutual loans	82,868	2,293	3,740	88,901	177	55	509	741	88,160
Other mortgage mutual loans	12,880,017	365,198	537,757	13,782,972	25,203	12,666	104,997	142,866	13,640,106
Subtotal	12,966,599	367,838	541,737	13,876,174	25,385	12,728	105,545	143,658	13,732,516

Consumer loans
Installment consumer loans	3,229,118	155,656	208,139	3,592,913	108,359	33,244	134,743	276,346	3,316,567
Credit card balances	1,251,952	20,611	7,761	1,280,324	12,906	4,476	4,839	22,221	1,258,103
Leasing transactions	3,068	110	22	3,200	272	19	15	306	2,894
Other consumer loans	119,457	2,136	1,217	122,810	4,402	458	678	5,538	117,272
Subtotal	4,603,595	178,513	217,139	4,999,247	125,939	38,197	140,275	304,411	4,694,836

Total	32,664,056	2,190,877	1,674,129	36,529,062	239,973	166,914	644,547	1,051,434	35,477,628

	Assets before allowances				ECL allowance (*)
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Net Assets
As of December 31, 2020	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Commercial loans
Interbank loans	18,930	-	-	18,930	1	-	-	1	18,929
Commercial loans	11,453,377	1,285,770	751,471	13,490,618	60,987	87,295	349,864	498,146	12,992,472
Foreign trade loans	979,014	221,074	39,183	1,239,271	5,323	2,786	33,152	41,261	1,198,010
Checking accounts debtors	92,789	21,315	11,506	125,610	1,253	1,524	8,825	11,602	114,008
Factoring transactions	486,587	7,207	3,885	497,679	1,397	387	2,345	4,129	493,550
Student loans	49,768	4,905	8,707	63,380	1,551	714	6,533	8,798	54,582
Leasing transactions	1.015.298	267.062	72.797	1.355.157	7,377	14,934	37,376	59,687	1,295,470
Other loans and account receivable	163.035	10.973	22.536	196.544	2,643	2,127	16,678	21,448	175,096
Subtotal	14.258.798	1.818.306	910.085	16.987.189	80,532	109,767	454,773	645,072	16,342,117

Mortgage loans
Loans with mortgage finance bonds	6,859	546	404	7,809	16	11	57	84	7,725
Endorsable mortgage mutual loans	86,786	2,463	3,711	92,960	221	63	474	758	92,202
Other mortgage mutual loans	11,424,718	389,363	496,975	12,311,056	24,828	8,367	78,485	111,680	12,199,376
Subtotal	11,518,363	392,372	501,090	12,411,825	25,065	8,441	79,016	112,522	12,299,303

Consumer loans
Installment consumer loans	3,221,617	211,348	255,627	3,688,592	76,140	26,737	152,639	255,516	3,433,076
Credit card balances	1,097,680	20,380	7,848	1,125,908	10,781	4,141	5,037	19,959	1,105,949
Leasing transactions	2,956	139	26	3,121	29	22	16	67	3,054
Other consumer loans	116,910	4,728	1,620	123,258	1,875	832	950	3,657	119,601
Subtotal	4,439,163	236,595	265,121	4,940,879	88,825	31,732	158,642	279,199	4,661,680

Total	30,216,324	2,447,273	1,676,296	34,339,893	194,422	149,940	692,431	1,036,793	33,303,100

(*)	Include overlays for an amount of MCh$59,000. See Note 38

Schedule of gross carrying amount expected credit loss
	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2021	70,685	-	-	70,685
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes on financial assets	36,428	-	-	36,428
Write-off	-	-	-	-
FX and other adjustments	(7,470)	-	-	(7,470)
At December 31, 2021	99,643	-	-	99,643

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2021	1,354	-	-	1,354
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	(1,086)	-	-	(1,086)
Write-off	-	-	-	-
FX and other adjustments	-	-	-	-
At December 31, 2021	268	-	-	268

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2020	66,166	-	-	66,166
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes on financial assets	3,857	-	-	3,857
Write-off	-	-	-	-
FX and other adjustments	662	-	-	662
At December 31, 2020	70,685	-	-	70,685

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2020	101	-	-	101
Transfers
Transfers to stage 1	-	-	-	-
Transfers to stage 2	-	-	-	-
Transfers to stage 3	-	-	-	-
Net changes of the exposure and modifications in the credit risk	1,252	-	-	1,252
Write-off	-	-	-	-
FX and other adjustments	1	-	-	1
At December 31, 2020	1,354	-	-	1,354

Commerical Loans [Member]
Loans and Accounts Receivable at Amortized Cost (Tables) [Line Items]
Schedule of gross carrying amount expected credit loss
	Stage1		Stage2		Stage3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2021	9,723,988	4,534,810	1,589,715	228,591	530,066	380,019	16,987,189
Transfers:
Transfers from stage 1 to stage 2	(915,643)	(215,952)	915,643	215,952	-	-	-
Transfers from stage 1 to stage 3	(6,966)	(26,769)	-	-	6,966	26,769	-
Transfers from stage 2 to stage 3	-	-	(174,851)	(138,464)	174,851	138,464	-
Transfers from stage 2 to stage 1	632,584	105,704	(632,584)	(105,704)	-	-	-
Transfers from stage 3 to stage 2	-	-	4,410	60,942	(4,410)	(60,942)	-
Transfers from stage 3 to stage 1	-	67	-	-	-	(67)	-
Net changes of financial assets	1,571,979	(281,046)	(290,971)	(28,054)	(76,707)	(29,762)	865,439
Write-off	-	-	-	-	(79,529)	(90,845)	(170,374)
Other adjustments	(36,430)	7,541	1	(105)	-	380	(28,613)
At December 31, 2021	10,969,512	4,124,355	1,411,363	233,158	551,237	364,016	17,653,641

	Stage 1		Stage 2		Stage 3		TOTAL
	Corporate	Other commercial	Corporate	Other commercial	Corporate (*)	Other commercial
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2021	39,174	41,358	65,452	44,315	261,505	193,268	645,072
Transfers
Transfers to stage 2	(11,895)	(24,694)	51,953	46,093	-	-	61,457
Transfers to stage 3	(84)	(1,515)	-	-	1,696	10,432	10,529
Transfers to stage 3	-	-	(24,577)	(30,672)	66,562	53,132	64,445
Transfers to stage 1	9,294	5,223	(23,462)	(15,905)	-	-	(24,850)
Transfers to stage 2	-	-	297	2,129	(1,715)	(12,595)	(11,884)
Transfers to stage 1	-	17	-	-	-	(78)	(61)
Net changes of the exposure and modifications in credit risk	12,551	18,202	31,673	(31,186)	(26,003)	22,819	28,056
Write-off	-	-	-	-	(79,529)	(90,845)	(170,374)
Other adjustments	1,012	6	(2)	(119)	-	78	975
At December 31, 2021	50,052	38,597	101,334	14,655	222,516	176,211	603,365

	Stage1		Stage2		Stage3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2020	10,208,264	3,594,359	1,004,967	240,100	401,007	413,628	15,862,325
Transfers:
Transfers from stage 1 to stage 2	(1,355,492)	(277,926)	1,355,492	277,926	-	-	-
Transfers from stage 1 to stage 3	(2,492)	(52,304)	-	-	2,492	52,304	-
Transfers from stage 2 to stage 3	-	-	(198,124)	(163,049)	198,124	163,049	-
Transfers from stage 2 to stage 1	239,349	162,768	(239,349)	(162,768)	-	-	-
Transfers from stage 3 to stage 2	-	-	4,022	117,446	(4,022)	(117,446)	-
Transfers from stage 3 to stage 1	-	138	-	-	-	(138)	-
Net changes of financial assets	676,413	1,056,882	(337,291)	(80,505)	(537)	(29,882)	1,285,080
Write-off	-	-	-	-	(66,989)	(101,548)	(168,537)
Other adjustments	(1,243)	10,082	(2)	(559)	(9)	52	8,321
At December 31, 2020	9,764,799	4,493,999	1,589,715	228,591	530,066	380,019	16,987,189

	Stage 1		Stage 2		Stage 3
	Corporate	Other commercial	Corporate	Other commercial	Corporate	Other commercial	TOTAL
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2020	21,539	35,888	30,389	25,555	196,165	197,033	506,569
Transfers
Transfers to stage 2	(23,652)	(16,137)	50,253	48,464	-	-	58,928
Transfers to stage 3	(9)	(3,007)	-	-	1,089	22,152	20,225
Transfers to stage 3	-	-	(25,214)	(29,540)	73,885	55,645	74,776
Transfers to stage 1	2,919	4,921	(9,322)	(20,605)	-	-	(22,087)
Transfers to stage 2	-	-	943	4,424	(1,560)	(22,995)	(19,188)
Transfers to stage 1	-	5	-	-	-	(45)	(40)
Net changes of the exposure and modifications in credit risk	39,971	19,264	18,462	15,122	58,915	41,860	193,594
Write-off	-	-	-	-	(66,989)	(100,393)	(167,382)
Other adjustments	(1,179)	9	(59)	895	-	11	(323)
At December 31, 2020	39,589	40,943	65,452	44,315	261,505	193,268	645,072

Residential Mortgage Loans [Member]
Loans and Accounts Receivable at Amortized Cost (Tables) [Line Items]
Schedule of gross carrying amount expected credit loss
	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2021	11,518,363	392,372	501,090	12,411,825
Transfers:
Transfers from stage 1 to stage 2	(157,009)	157,009	-	-
Transfers from stage 1 to stage 3	(29,280)	-	29,280	-
Transfers from stage 2 to stage 3	-	(172,574)	172,574	-
Transfers from stage 2 to stage 1	121,278	(121,278)	-	-
Transfers from stage 3 to stage 2	-	122,001	(122,001)	-
Transfers from stage 3 to stage 1	508	-	(508)	-
Net changes of financial assets	1,520,280	(9,792)	(6,425)	1,504,063
Write-off	-	-	(31,895)	(31,895)
Other adjustments	(7,540)	99	(378)	(7,819)
At December 31, 2021	12,966,600	367,837	541,737	13,876,174

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2021	25,065	8,441	79,016	112,522
Transfers
Transfers from stage 1 to stage 2	(15,297)	15,135	-	(162)
Transfers from stage 1 to stage 3	(715)	-	2,750	2,035
Transfers from stage 2 to stage 3	-	(9,062)	19,749	10,687
Transfers from stage 2 to stage 1	7,681	(8,675)	-	(994)
Transfers from stage 3 to stage 2	-	3,529	(13,827)	(10,298)
Transfers from stage 3 to stage 1	8	-	(44)	(36)
Net changes of the exposure and modifications in credit risk	8,649	3,356	49,871	61,876
Write-off	-	-	(31,895)	(31,895)
Other adjustments	(6)	4	(75)	(77)
At December 31, 2021	25,385	12,728	105,545	143,658

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2020	10,275,966	457,948	529,081	11,262,995
Transfers:
Transfers from stage 1 to stage 2	(248,167)	248,167	-	-
Transfers from stage 1 to stage 3	(53,621)	-	53,621	-
Transfers from stage 2 to stage 3	-	(215,547)	215,547	-
Transfers from stage 2 to stage 1	321,954	(321,954)	-	-
Transfers from stage 3 to stage 2	-	248,635	(248,635)	-
Transfers from stage 3 to stage 1	463	-	(463)	-
Net changes of financial assets	1,221,898	(25,440)	(22,147)	1,174,311
Write-off	-	-	(25,831)	(25,831)
Other adjustments	(130)	563	(83)	350
At December 31, 2020	11,518,363	392,372	501,090	12,411,825

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2020	8,446	14,509	78,104	101,059
Transfers
Transfers from stage 1 to stage 2	(5,250)	12,502	-	7,252
Transfers from stage 1 to stage 3	(472)	-	4,548	4,076
Transfers from stage 2 to stage 3	-	(8,923)	20,034	11,111
Transfers from stage 2 to stage 1	3,187	(13,912)	-	(10,725)
Transfers from stage 3 to stage 2	-	7,033	(28,146)	(21,113)
Transfers from stage 3 to stage 1	2	-	(37)	(35)
Net changes of the exposure and modifications in credit risk	19,162	(2,791)	30,352	46,723
Write-off	-	-	(25,831)	(25,831)
Other adjustments	(10)	23	(8)	5
At December 31, 2020	25,065	8,441	79,016	112,522

Loans to consumers [member]
Loans and Accounts Receivable at Amortized Cost (Tables) [Line Items]
Schedule of gross carrying amount expected credit loss
	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2021	4,439,163	236,595	265,121	4,940,879
Transfers:
Transfers from stage 1 to stage 2	(191,748)	191,748	-	-
Transfers from stage 1 to stage 3	(11,715)	-	11,715	-
Transfers from stage 2 to stage 3	-	(111,869)	111,869	-
Transfers from stage 2 to stage 1	113,107	(113,107)	-	-
Transfers from stage 3 to stage 2	-	24,112	(24,112)	-
Transfers from stage 3 to stage 1	185	-	(185)	-
Net changes of financial assets	254,596	(48,966)	(28,313)	177,317
Write-off	-	-	(118,953)	(118,953)
Other adjustments	1	6	(3)	4
At December 31, 2021	4,603,589	178,519	217,139	4,999,247

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2021	88,825	31,732	158,642	279,199
Transfers:
Transfers from stage 1 to stage 2	(53,167)	67,937	-	14,770
Transfers from stage 1 to stage 3	(1,954)	-	5,022	3,068
Transfers from stage 2 to stage 3	-	(59,937)	73,416	13,479
Transfers from stage 2 to stage 1	11,789	(30,186)	-	(18,397)
Transfers from stage 3 to stage 2	-	6,392	(16,215)	(9,823)
Transfers from stage 3 to stage 1	418	-	(906)	(488)
Net changes of the exposure and modifications in the credit risk	80,028	22,261	39,271	141,560
Write-off	-	-	(118,953)	(118,953)
Other adjustments	-	(2)	(2)	(4)
At December 31, 2021	125,939	38,197	140,275	304,411

	Stage1	Stage2	Stage3	TOTAL
	MCh$	MCh$	MCh$	MCh$
Gross carrying amount at January 1, 2020	4,963,047	292,718	290,430	5,546,195
Transfers:
Transfers from stage 1 to stage 2	(410,942)	410,942	-	-
Transfers from stage 1 to stage 3	(16,962)	-	16,962	-
Transfers from stage 2 to stage 3	-	(223,169)	223,169	-
Transfers from stage 2 to stage 1	238,800	(238,800)	-	-
Transfers from stage 3 to stage 2	-	57,574	(57,574)	-
Transfers from stage 3 to stage 1	2,225	-	(2,225)	-
Net changes of financial assets	(337,006)	(62,658)	13,765	(385,899)
Write-off	-	-	(219,402)	(219,402)
Other adjustments	1	(12)	(4)	(15)
At December 31, 2020	4,439,163	236,595	265,121	4,940,879

	Stage 1	Stage 2	Stage 3	TOTAL
	MCh$	MCh$	MCh$	MCh$
ECL allowance at January 1, 2020	67,396	50,808	170,263	288,467
Transfers:
Transfers from stage 1 to stage 2	(36,422)	95,850	-	59,428
Transfers from stage 1 to stage 3	(1,484)	-	9,061	7,577
Transfers from stage 2 to stage 3	-	(75,229)	108,792	33,563
Transfers from stage 2 to stage 1	13,589	(41,928)	-	(28,339)
Transfers from stage 3 to stage 2	-	10,162	(28,649)	(18,487)
Transfers from stage 3 to stage 1	254	-	(865)	(611)
Net changes of the exposure and modifications in the credit risk	45,492	(7,926)	104,328	141,894
Write-off	-	-	(204,286)	(204,286)
Other adjustments	-	(5)	(2)	(7)
At December 31, 2020	88,825	31,732	158,642	279,199